Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Proceeds	¥ 2,189	¥ 3,585	¥ 71,640
Gross realized gains	1,211	475	5,627
Gross realized losses	¥ (202)	¥ (22)	¥ (4,934)